COLUMBIA FUNDS SERIES TRUST

Columbia International Value Fund

(the “Fund”)

Supplement dated April 23, 2013 to the Fund’s prospectuses

dated November 8, 2012 and July 1, 2012, as supplemented

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the “Master Portfolio”), which is subadvised by Brandes Investment Partners, L.P. (“Brandes”) as of the date of this supplement. Effective on or about June 1, 2013 (the “Effective Date”), Columbia Management Investment Advisers, LLC will assume day-to-day management responsibilities for the Master Portfolio from Brandes. Prior to the Effective Date, Brandes will continue to serve as subadviser of the Master Portfolio. In connection with this management change, the principal investment strategies and certain principal risks of the Fund will change and the applicable investment management and administrative services fees will decrease, as of the Effective Date.

Accordingly, as of the Effective Date, the prospectuses of the Fund are modified as described below:

1.	Fees and Expenses of the Fund

•	The section of the Fund’s prospectus offering Class A, B, C, I and R shares entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(d)
	Class A Shares	Class B Shares	Class C Shares
Management fees(e)	0.84%	0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(e)	0.29%	0.29%	0.29%
Total annual Fund operating expenses	1.38%	2.13%	2.13%

		Class I Shares	Class R Shares
Management fees(e)		0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees		0.00%	0.50%
Other expenses(e)		0.09%	0.29%
Total annual Fund operating expenses		0.93%	1.63%

(d)	These fees and expenses and the examples below include the Fund’s portion of the fees and expenses deducted from the assets of Columbia International Value Master Portfolio (the Master Portfolio).
(e)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund and the Master Portfolio.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$707	$987	$1,287	$2,137
Class B Shares
Assuming no redemption of shares	$216	$667	$1,144	$2,271
Assuming complete redemption of shares at the end of the period	$716	$967	$1,344	$2,271
Class C Shares
Assuming no redemption of shares	$216	$667	$1,144	$2,462
Assuming complete redemption of shares at the end of the period	$316	$667	$1,144	$2,462
Class I Shares	$95	$296	$515	$1,143
Class R Shares	$166	$514	$887	$1,933

•	The section of the Fund’s prospectus offering Class R4 and R5 shares entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(a)
	Class R4 Shares	Class R5 Shares
Management fees(b)	0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees	0.00%	0.00%
Other expenses(b)	0.29%	0.14%
Total annual Fund operating expenses	1.13%	0.98%

(a)	These fees and expenses and the examples below include the Fund’s portion of the fees and expenses deducted from the assets of Columbia International Value Master Portfolio (the Master Portfolio).
(b)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund and the Master Portfolio. Certain other expenses are also based on estimated amounts for the current fiscal year.

Example

	1 year	3 years	5 years	10 years
Class R4 Shares	$115	$359	$622	$1,375
Class R5 Shares	$100	$312	$542	$1,201

•	The section of the Fund’s prospectus offering Class Z shares entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(a)
Class Z Shares
Management fees(b)	0.84%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.29%
Total annual Fund operating expenses	1.13%

(a)	These fees and expenses and the examples below include the Fund’s portion of the fees and expenses deducted from the assets of Columbia International Value Master Portfolio (the Master Portfolio).
(b)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund and the Master Portfolio.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$115	$359	$622	$1,375

2.	Principal Investment Strategies

The section of the Fund’s prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio may invest in currency forwards and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

•	normally invests no more than 5% of its total assets in a single security;
•	typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and
•	generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Master Portfolio’s investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Master Portfolio’s portfolio. The Investment Manager considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;
•	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
•	a company’s current operating margins relative to its historic range and future potential; and
•	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

3.	Principal Risks

The section of the Fund’s prospectuses entitled “Principal Risks” is modified by deleting Convertible Securities Risk and adding the following risks:

•	Depositary Receipts Risk – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

•	Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•	Derivatives Risk - Forward Foreign Currency Contracts – The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subject the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

•	Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.